Note 6 - Notes and Other Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE 6 – NOTES AND OTHER LOANS PAYABLE

A summary of non-related party notes and other loans payable is as follows:

	June 30, 2012	December 31 2011

Notes payable, 18% interest, (12% prepaid with stock and 6% payable in cash at maturity) maturing in February - May 2013, collateralized by the Company’s receivables from the US Army contract	$405,000	$-
8-12 % uncollateralized demand notes maturing May 2013	50,000	-
6 % uncollateralized demand notes maturing December 2012 - April 2013	60,000	30,000
Total current non related party notes (accrued interest is included in accrued liabilities)	$515,000	$30,000

A summary of related party notes and other loans payable is as follows:

	June 30, 2012	December 31, 2011
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$11,285
6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	465,266	427,332
6% non-collateralized loan from officer and shareholder, payable on demand. The original principal balance was $137,101.	66,364	66,364
Accrued Interest	193,512	173,290
Total current related party notes, inclusive of accrued interest	$736,427	$678,271

(A)  This note (originally $40,000) was issued to finance the purchase of 8,000 shares of the Company’s Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.

(B)  This note arose from services and salaries incurred by Schoell Marine on behalf of the Company.  Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company’s patents and patent applications. For the six months ended June 30, 2012, $2,550 of principal was paid on the note balance.

NOTE 6 - NOTES AND OTHER LOANS PAYABLE

A summary of non-related party notes and other loans payable as of December 31, 2011 and 2010 is as follows:

	2011	2010

6% uncollateralized $5,000 demand note (*)	$-	$5,000
6% uncollateralized $25,000 demand note	25,000	-
6% uncollateralized $5,000 demand note	5,000	-
Total current non related party note	$30,000	$5,000
(accrued interest is included in accrued liabilities)

(*) This note was retired pursuant to the issuance of preferred stock in 2011.

A summary of related party notes and other loans payable as of December 31, 2011 and  2010 is as follows:

	2011	2010
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$-

6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	427,332	444,209

6% non-collateralized loan from officer and shareholder, payable on demand. The original principle balance was $137,101.	66,364	86,264

Accrued Interest	173,290	129,104

Total current related party notes, inclusive of accrued interest	$678,271	$659,577

(A)	This note (originally $40,000) was issued to purchase 8,000 shares of the Company’s Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.

(B)
This note arose from services and salaries incurred by Schoell Marine on behalf of the Company.  Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company’s patents and patent applications. During the year ended December 31, 2011, $5,367 was paid on the note balance.